Capital Management (Details) - Schedule of group’s capital management ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Summary Of Group SCapital Management [Abstract]
Interest-bearing loans and borrowings (Note 21)	¥ 65,290	¥ 47,539
Lease liabilities (Note 22)	9,847	3,279		¥ 17,490
Trade payables (Note 19)	51,607	30,514	$ 7,705
Other payables and accruals (Note 23)	59,244	58,178
Amount due to a shareholder (Note 24)	325	325
Cash and cash equivalents (Note 17)	(18,830)	(59,045)
Net debt	167,483	80,790
Equity attributable to equity holders of the parent	912,880	936,638	$ 136,287
Total equity attributable to equity holders of the parent and net debt	¥ 1,080,363	¥ 1,017,428
Gearing ratio	16.00%	8.00%